UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-1899

Dreyfus Growth Opportunity Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	11/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Growth Opportunity
Statement of Investments ( Unaudited)
November 30, 2004

Common Stock-99.0%	Shares		Value($)

Autos & Transports-1.0%
Norfolk Southern	40,000		1,373,200
Southwest Airlines	60,000		943,800
			2,317,000

Consumer-23.1%
Altria Group	25,000		1,437,250
Anheuser-Busch Cos.	14,000	[a]	701,260
Apollo Group, Cl. A	23,000	[b]	1,833,100
Bed Bath & Beyond	54,000	[b]	2,156,112
Carnival	29,000		1,537,290
Chico's FAS	35,000	[a,b]	1,351,000
Coca-Cola	59,000		2,319,290
Colgate-Palmolive	18,500		850,815
Disney (Walt)	50,000		1,344,000
Estee Lauder Cos., Cl. A	55,000		2,400,200
General Mills	26,000		1,182,740
Gillette	38,000		1,652,620
Home Depot	68,000		2,839,000
Kohl's	33,000	[b]	1,523,280
NIKE, Cl. B	6,500		550,290
PepsiCo	103,000		5,140,730
PetSmart	71,500		2,450,305
Procter & Gamble	100,000		5,348,000
Target	62,000		3,175,640
United Parcel Service, Cl. B	12,000		1,009,800
Univision Communications, Cl. A	54,500	[a,b]	1,640,450
Viacom, Cl. B	66,500		2,307,550
Wal-Mart Stores	140,000	[a]	7,288,400
Walgreen	45,000		1,718,100
			53,757,222

Energy-2.0%
BJ Services	13,000	[a]	658,710
Devon Energy	22,000		911,240
Exxon Mobil	19,000		973,750
Halliburton	24,000		992,400
Plains Exploration & Production	37,000	[b]	1,037,110
			4,573,210

Financial Services-11.8%

American Express	29,500	[a]	1,643,445
American International Group	70,000		4,434,500
Bank of New York	38,000		1,250,580
Capital One Financial	20,000		1,571,600
CIT Group	31,500	[a]	1,346,625
Countrywide Financial	28,500	[a]	946,485
Doral Financial	22,000		1,020,800
Fidelity National Financial	40,000		1,715,600
Fifth Third Bancorp	27,500		1,384,900
Goldman Sachs Group	12,500		1,309,500
MBNA	55,000		1,460,800
Marsh & McLennan Cos.	17,500		500,325
Merrill Lynch	17,500		974,925
North Fork Bancorporation	48,750		1,404,000
Reinsurance Group of America	32,500		1,508,650
Schwab (Charles)	90,000		970,200
U.S. Bancorp	55,000		1,629,650
Wachovia	28,000		1,449,000
Willis Group Holdings	25,000		946,250
			27,467,835

Health Care-23.6%
Abbott Laboratories	83,000		3,482,680
Amgen	50,000	[b]	3,002,000
Anthem	12,000	[b]	1,215,960
Biogen Idec	12,000	[b]	704,160
Cardinal Health	23,000		1,202,440
Community Health Systems	65,000	[b]	1,797,250
Covance	33,500	[b]	1,321,910
DaVita	62,000	[a,b]	2,059,640
Eli Lilly & Co.	18,000		959,940
Fisher Scientific International	25,000	[b]	1,413,500
Genentech	26,000	[a,b]	1,254,500
Genzyme	27,000	[b]	1,512,270
Gilead Sciences	40,000	[b]	1,378,400
HEALTHSOUTH	202,000	[b]	1,151,400
Hospira	43,900	[b]	1,414,897
Johnson & Johnson	136,000		8,203,520
Medicis Pharmaceutical, Cl. A	30,000		1,103,700
Medtronic	34,000		1,633,700
Novartis, ADR	40,000		1,922,000
PacifiCare Health Systems	27,000	[b]	1,306,800
Pfizer	235,000		6,525,950
Pharmaceutical HOLDRs Trust	17,000	[b]	1,169,600
Schering-Plough	130,000		2,320,500
Sepracor	30,000	[b]	1,335,300

St. Jude Medical	39,000	[b]	1,487,460
Valeant Pharmaceuticals International	50,000		1,210,500
Wyeth	36,000		1,435,320
Zimmer Holdings	18,000	[b]	1,468,800
			54,994,097

Materials & Processing-1.6%
Avery Dennison	13,500		791,910
Freeport-McMoRan Copper & Gold, Cl. B	22,500		880,425
Newmont Mining	20,000		947,000
Praxair	23,500		1,055,150
			3,674,485

Producer Durables-4.5%
Boeing	22,500		1,205,325
General Electric	50,800		1,796,288
Illinois Tool Works	15,000		1,413,450
Lennar, Cl. A	17,000		763,810
Pitney Bowes	17,500		765,975
Rockwell Collins	21,000		837,060
3M	19,600		1,559,964
Thermo Electron	40,000	[b]	1,210,000
Tyco International	26,000		883,220
			10,435,092

Technology-18.3%
Accenture	45,000	[b]	1,167,300
Apple Computer	22,000	[b]	1,475,100
Cisco Systems	295,000	[b]	5,519,450
Dell	127,500	[b]	5,166,300
EMC	138,500	[b]	1,858,670
eBay	29,000	[a,b]	3,261,050
First Data	48,500		1,992,865
International Business Machines	35,000		3,298,400
Juniper Networks	86,000	[b]	2,367,580
Lockheed Martin	17,000		1,034,280
Motorola	130,000		2,503,800
Network Appliance	80,000	[b]	2,412,800
QUALCOMM	95,000		3,953,900
Time Warner	138,500	[b]	2,452,835
United Technologies	14,000		1,366,120
Yahoo!	75,000	[b]	2,821,500
			42,651,950

Semiconductors-5.9%
Altera	73,000	[b]	1,655,640

Intel	280,000		6,258,000
Linear Technology	45,000		1,717,200
Microchip Technology	60,000		1,690,800
Texas Instruments	100,000		2,418,000
			13,739,640

Software-6.6%
Adobe Systems	25,000		1,514,000
Cognos	32,000	[b]	1,260,480
Microsoft	299,000		8,016,190
Oracle	201,000	[b]	2,544,660
Symantec	32,500	[b]	2,073,825
			15,409,155

Utilities & Other-.6%
NEXTEL Communications, Cl. A	45,000	[a,b]	1,280,700

Total Common Stocks
(cost $197,999,063)			230,300,386

	Principal
Short Term Investments-1.4%	Amount ($)		Value ($)

U.S. Treasury Bills:
1.82%, 12/02/2004	4,000		3,999
1.82%, 12/09/2004	1,979,000		1,978,169
1.88%, 12/16/2004	298,000		297,759
1.94%, 12/23/2004	1,100,000		1,098,658
Total Short-Term Investments
(cost $3,378,657)			3,378,585

Investments of Cash Collateral
for Securities Loaned-4.8%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $11,120,000)	11,120,000	[c]	11,120,000

Total Investments (cost $212,497,720)	105.2%		244,798,971

Liabilities, Less Cash and Receivables	(5.2%)		(12,115,929)

Net Assets	100.0%		232,683,042

[a] All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $10,688,401 and the total market value of the collateral held by the fund is $11,120,000.
[b] Non-income producing.
[c] Invstment in affiliated money market mutual fund.

[d] Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth Opportunity Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)